Statements Of Members' Equity/(Deficit) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Beginning balance	$ (527.5)	$ (506.6)	$ (506.6)	$ (639.6)	$ (685.6)
Beginning balance, units	110,814,569	110,752,192	110,752,192	101,557,505	99,419,620
Distribution	(43.1)	(54.3)	(161.7)	(156.1)	(139.3)
Units issued for/Equity returned from purchase of intangible asset			(5.5)	151.3	28.5
Units issued for/Equity returned from purchase of intangible asset, units			(322,751)	8,722,428	2,126,104
Comprehensive Income	35.8	42.9	135.9	128.6	154.6
Share-based compensation issued			(0.1)	(0.1)
Share-based compensation expense/capitalized			5.0	5.8	2.1
Ending balance	(520.1)		(527.5)	(506.6)	(639.6)
Beginning balance, units			110,814,569	110,752,192	101,557,505
Founding Members [Member]
Capital contribution from managing member					0.1
Capital contribution from managing member, units					11,781
Distribution			(83.0)	(85.1)	(81.5)
Managing Member [Member]
Capital contribution from managing member			5.5	3.5
Capital contribution from managing member, units			385,128	472,259
Distribution			$ (78.7)	$ (71.0)	$ (57.8)